Fair Value of Financial Instruments - Summary of Level 3 warrants liabilities (Detail) - Warrants Liabilities [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of the year	$ 558	$ 1	$ 1	$ 542
Loss/(gain) from changes in fair value of the warrant liabilities			557	(541)
Balance at the ending of the year			558	1
Class A Common Stock Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of the year	0
Issuance of financial instruments carried at fair value	18,800
Liability recorded at fair value	0
Loss/(gain) from changes in fair value of the warrant liabilities	14,089
Changes recorded in other comprehensive income	0
Balance at the ending of the year	32,889		0
Preferred Stock Warrant Series B And C [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of the year	558	1	1
Issuance of financial instruments carried at fair value	0
Liability recorded at fair value	0
Loss/(gain) from changes in fair value of the warrant liabilities	618	279
Changes recorded in other comprehensive income	0
Balance at the ending of the year	1,176	$ 280	558	$ 1
Convertible Bridge Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of the year	0
Issuance of financial instruments carried at fair value	77,033
Liability recorded at fair value	0
Loss/(gain) from changes in fair value of the warrant liabilities	0
Changes recorded in other comprehensive income	541
Balance at the ending of the year	77,574		0
Consent Fee Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of the year	0
Issuance of financial instruments carried at fair value	0
Liability recorded at fair value	2,715
Loss/(gain) from changes in fair value of the warrant liabilities	268
Changes recorded in other comprehensive income	0
Balance at the ending of the year	$ 2,983		$ 0